Segment Information(Table)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments Abstract [Abstract]
Disclosure Of Operating Segments Explanatory

Financial information by business segment for the year ended December 31, 2018, is as follows:

	Banking business
	Corporate Banking		Retail Banking		Other Banking Services		Sub-total		Securities		Non-life Insurance		Credit Card		Life Insurance		Others		Intra-group adjustment		Total
	(In millions of Korean won)
Operating revenues from external customers	￦	2,318,812	￦	2,989,240	￦	1,271,117	￦	6,579,169	￦	997,898	￦	1,183,394	￦	1,524,695	￦	113,238	￦	461,293	￦	—	￦	10,859,687
Intra-segment operating revenues (expenses)		94,910		—		179,300		274,210		(17,541)		(20,529)		(219,680)		(26,809)		167,789		(157,440)		—

	￦	2,413,722	￦	2,989,240	￦	1,450,417	￦	6,853,379	￦	980,357	￦	1,162,865	￦	1,305,015	￦	86,429	￦	629,082	￦	(157,440)	￦	10,859,687

Net interest income		2,753,928		2,960,598		386,196		6,100,722		542,206		616,173		1,168,284		185,094		291,415		1,034		8,904,928
Interest income		4,267,675		4,547,615		1,204,598		10,019,888		819,462		616,483		1,474,376		185,109		644,975		(25,724)		13,734,569
Interest expense		(1,513,747)		(1,587,017)		(818,402)		(3,919,166)		(277,256)		(310)		(306,092)		(15)		(353,560)		26,758		(4,829,641)
Net fee and commission income (expense)		287,978		490,447		344,323		1,122,748		625,729		(147,041)		264,651		(13,163)		385,930		4,522		2,243,376
Fee and commission income		381,481		583,213		458,097		1,422,791		734,287		3,238		1,426,436		214		443,455		(312,701)		3,717,720
Fee and commission expense		(93,503)		(92,766)		(113,774)		(300,043)		(108,558)		(150,279)		(1,161,785)		(13,377)		(57,525)		317,223		(1,474,344)
Net insurance income (expense)		—		—		—		—		—		611,277		18,386		(139,400)		1		(148)		490,116
Insurance income		—		—		—		—		—		10,847,323		32,271		1,132,155		—		(36,679)		11,975,070
Insurance expense		—		—		—		—		—		(10,236,046)		(13,885)		(1,271,555)		1		36,531		(11,484,954)
Net gains (losses) on financial instruments at fair value through profit or loss		13,933		—		312,462		326,395		(222,014)		180,808		3,866		62,779		89,059		(89,590)		351,303
Net other operating income (expense)		(642,117)		(461,805)		407,436		(696,486)		34,436		(98,352)		(150,172)		(8,881)		(137,323)		(73,258)		(1,130,036)
General and administrative expenses		(1,091,556)		(1,970,409)		(705,030)		(3,766,995)		(735,227)		(789,443)		(404,927)		(63,406)		(308,559)		150,045		(5,918,512)
Operating profit before provision for credit losses		1,322,166		1,018,831		745,387		3,086,384		245,130		373,422		900,088		23,023		320,523		(7,395)		4,941,175
Reversal (provision) for credit losses		77,224		(179,229)		8,089		(93,916)		(9,993)		(14,392)		(431,032)		(464)		(124,215)		318		(673,694)
Net operating income		1,399,390		839,602		753,476		2,992,468		235,137		359,030		469,056		22,559		196,308		(7,077)		4,267,481
Share of profit (loss) of associates and joint ventures		—		—		49,698		49,698		175		(16)		202		—		3,104		(28,903)		24,260
Net other non-operating income (expense)		(65)		—		44,237		44,172		13,770		8,085		(33,062)		(1,402)		16,465		(38,237)		9,791
Segment profits before income tax		1,399,325		839,602		847,411		3,086,338		249,082		367,099		436,196		21,157		215,877		(74,217)		4,301,532
Income tax expense		(386,764)		(230,891)		(209,485)		(827,140)		(70,222)		(104,667)		(149,623)		(6,332)		(88,372)		6,770		(1,239,586)
Profit for the reporting period		1,012,561		608,711		637,926		2,259,198		178,860		262,432		286,573		14,825		127,505		(67,447)		3,061,946
Profit attributable to shareholders of the Parent Company		1,012,561		608,711		637,926		2,259,198		178,850		262,267		286,599		14,825		126,021		(66,569)		3,061,191
Profit (loss) attributable to non-controlling interests		—		—		—		—		10		165		(26)		—		1,484		(878)		755
Total assets[1]		131,303,734		140,814,393		84,841,131		356,959,258		45,086,292		34,785,551		20,528,951		9,680,379		40,399,287		(27,851,420)		479,588,298
Total liabilities[1]		123,880,329		152,173,062		54,238,001		330,291,392		40,613,424		31,289,705		16,570,282		9,128,148		17,441,868		(1,459,548)		443,875,271

[1]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.

Financial information by business segment for the year ended December 31, 2019, is as follows:

	Banking business
	Corporate Banking		Retail Banking		Other Banking Services		Sub-total		Securities		Non-life Insurance		Credit Card		Life Insurance		Others		Intra-group adjustment		Total
	(In millions of Korean won)
Operating revenues from external customers	￦	2,375,800	￦	2,979,503	￦	1,591,323	￦	6,946,626	￦	1,113,200	￦	1,185,600	￦	1,470,910	￦	107,404	￦	608,111	￦	—	￦	11,431,851
Intra-segment operating revenues (expenses)		204,476		—		167,966		372,442		(18,795)		(54,160)		(209,874)		(22,742)		124,857		(191,728)		—

	￦	2,580,276	￦	2,979,503	￦	1,759,289	￦	7,319,068	￦	1,094,405	￦	1,131,440	￦	1,261,036	￦	84,662	￦	732,968	￦	(191,728)	￦	11,431,851

Net interest income		2,844,880		3,148,061		370,846		6,363,787		529,888		616,378		1,230,288		159,248		296,512		686		9,196,787
Interest income		4,642,555		4,872,937		1,264,456		10,779,948		852,153		617,617		1,581,178		159,463		687,823		(38,995)		14,639,187
Interest expense		(1,797,675)		(1,724,876)		(893,610)		(4,416,161)		(322,265)		(1,239)		(350,890)		(215)		(391,311)		39,681		(5,442,400)
Net fee and commission income (expense)		349,393		471,869		312,034		1,133,296		580,435		(152,597)		261,829		(16,792)		541,343		7,490		2,355,004
Fee and commission income		459,879		577,845		445,638		1,483,362		683,600		11,095		1,406,273		239		617,622		(322,944)		3,879,247
Fee and commission expense		(110,486)		(105,976)		(133,604)		(350,066)		(103,165)		(163,692)		(1,144,444)		(17,031)		(76,279)		330,434		(1,524,243)
Net insurance income (expense)		—		—		—		—		—		415,112		15,748		(122,295)		—		(9,053)		299,512
Insurance income		—		—		—		—		—		11,375,543		28,874		942,662		—		(29,897)		12,317,182
Insurance expense		—		—		—		—		—		(10,960,431)		(13,126)		(1,064,957)		—		20,844		(12,017,670)
Net gains (losses) on financial instruments at fair value through profit or loss		(2,526)		—		425,150		422,624		(103,815)		265,187		371		66,773		137,680		(144,948)		643,872
Net other operating income (expense)		(611,471)		(640,427)		651,259		(600,639)		87,897		(12,640)		(247,200)		(2,272)		(242,567)		(45,903)		(1,063,324)
General and administrative expenses		(1,241,721)		(1,982,375)		(663,323)		(3,887,419)		(757,276)		(843,800)		(441,921)		(66,514)		(373,919)		99,832		(6,271,017)
Operating profit before provision for credit losses		1,338,555		997,128		1,095,966		3,431,649		337,129		287,640		819,115		18,148		359,049		(91,896)		5,160,834
Reversal (provision) for credit losses		125,919		(235,995)		6,546		(103,530)		(14,366)		12,959		(439,765)		3,084		(128,331)		(236)		(670,185)
Net operating income		1,464,474		761,133		1,102,512		3,328,119		322,763		300,599		379,350		21,232		230,718		(92,132)		4,490,649
Share of profit (loss) of associates and joint ventures		—		—		29,240		29,240		(103)		(21)		1,106		—		7,201		(20,972)		16,451
Net other non-operating income (expense)		(262)		—		(38,625)		(38,887)		30,518		26,490		3,362		(30)		34,644		(29,211)		26,886
Segment profits before income tax		1,464,212		761,133		1,093,127		3,318,472		353,178		327,068		383,818		21,202		272,563		(142,315)		4,533,986
Income tax expense		(404,426)		(209,311)		(265,656)		(879,393)		(95,271)		(92,381)		(67,262)		(5,238)		(90,366)		9,124		(1,220,787)
Profit for the reporting period		1,059,786		551,822		827,471		2,439,079		257,907		234,687		316,556		15,964		182,197		(133,191)		3,313,199
Profit attributable to shareholders of the Parent Company		1,059,786		551,822		827,471		2,439,079		257,893		234,326		316,545		15,964		179,783		(131,762)		3,311,828
Profit (loss) attributable to non-controlling interests		—		—		—		—		14		361		11		—		2,414		(1,429)		1,371
Total assets[1]		139,496,393		147,468,173		100,460,472		387,425,038		47,816,512		36,552,368		22,990,115		9,801,904		42,140,936		(28,188,756)		518,538,117
Total liabilities[1]		142,063,122		161,834,984		54,522,699		358,420,805		43,131,858		32,689,460		18,925,195		9,186,567		18,675,585		(1,610,678)		479,418,792

[1]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.

Disclosure Of Products And Services Explanatory

Operating revenues from external customers for each service for the year ended December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
	(In millions of Korean won)
Banking service	￦	6,245,316	￦	6,579,169	￦	6,946,626
Securities service		1,074,365		997,898		1,113,200
Non-life insurance service		1,121,108		1,183,394		1,185,600
Credit card service		1,276,803		1,524,695		1,470,910
Life insurance service		129,513		113,238		107,404
Other service		345,077		461,293		608,111

Total	￦	10,192,182	￦	10,859,687	￦	11,431,851

Disclosure Of Geographical Areas Explanatory

Geographical operating revenues from external customers for the year ended December 31, 2017, 2018 and 2019, and major non-current assets as of December 31, 2017, 2018 and 2019, are as follows:

	2017				2018				2019
	Revenues from external customers		Major non-current assets		Revenues from external customers		Major non-current assets		Revenues From external customers		Major non-current assets
	(In millions of Korean won)
Domestic	￦	10,078,253	￦	7,472,597	￦	10,666,586	￦	8,114,196	￦	11,142,264	￦	9,515,220
United States		17,596		363,330		46,391		370,252		72,945		386,724
New Zealand		5,855		57		6,213		72		6,946		3,516
China		44,531		4,585		94,996		5,454		109,574		15,119
Cambodia		7,475		1,753		11,062		3,733		19,534		7,162
United Kingdom		11,547		319		8,119		537		10,037		85,634
Others		26,925		78,142		26,320		584,466		70,551		551,039
Intra-group adjustment		—		72,455		—		69,011		—		68,764

Total	￦	10,192,182	￦	7,993,238	￦	10,859,687	￦	9,147,721	￦	11,431,851	￦	10,633,178